Income Taxes - Summary of Differences that Give Rise to Net Deferred Tax Assets / (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net deferred tax (liabilities) / assets
Differences relating to land and housing inventory	$ (15,957)	$ (16,209)
Compensation deductible for tax purposes when paid	10,060	6,133
Differences related to derivative instruments	(533)	3,373
Operating loss carry-forwards	112,674	120,175
Other	5,121	(307)
Net deferred tax assets before valuation allowance	111,365	113,165
Cumulative valuation allowance	(89,771)	(102,613)
Net deferred tax assets	$ 21,594	$ 10,552